Long-term Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Amortization and other financial charges	$ 10	$ 7
Capitalized interest	(8)	(2)
Interest Expense	331	388
Senior and Junior Notes with Former Parent
Debt Instrument [Line Items]
Interest on debt	0	270
Unsecured Notes Due October 2034 and October 2024
Debt Instrument [Line Items]
Interest on debt	246	85
Accrued interest	74	85
Junior Notes with Fomer Parent
Debt Instrument [Line Items]
Interest on debt	83	28
Accrued interest	$ 28	$ 28